UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.D. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):[ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Roaring Blue Lion Capital Management, L.P.
Address: 8115 Preston Road, Suite 550
Dallas, TX 75225

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles W. Griege, Jr.
Title: Managing Partner
Phone: 214-855-2430

Signature, Place, and Date of Signing:

Charles W. Griege, Jr. Dallas, Texas April 8, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $182,215
					(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state NONE and omit the column headings and lit entries.]


FORM 13F INFORMATION TABLE

                                                             VOTING AUTHORITY
NAME OF ISSUER         TITLE   CUSIP   VALUE SHRS   P/C DSCRM SOLE SHARE NONE

1St United Bancorp Inc/COM     33740N105    1698  262861SH   SOLE  262861 0 0
Altisource Portfolio SoREG SHS L0175J104    4168   59752SH   SOLE   59752 0 0
Bravo Brio Restaurant GCOM     10567B109    3706  234114SH   SOLE  234114 0 0
Capital Bank Financial-CL A CO 139794101    3534  206321SH   SOLE  206321 0 0
Chicopee Bancorp Inc   COM     168565109    1574   93118SH   SOLE   93118 0 0
Children'S Place       COM     168905107    5067  113060SH   SOLE  113060 0 0
Comerica Inc           COM     200340107    1635   45490SH   SOLE   45490 0 0
Comverse Inc           COM     20585P105    5642  201220SH   SOLE  201220 0 0
Express Inc            COM     30219E103    4193  235450SH   SOLE  235450 0 0
Foot Locker Inc        COM     344849104    4453  130055SH   SOLE  130055 0 0
Fox Chase Bancorp Inc  COM     35137T108    5326  315316SH   SOLE  315316 0 0
Gencorp Inc            COM     368682100    6936  521470SH   SOLE  521470 0 0
Hampden Bancorp Inc    COM     40867E107    4307  268489SH   SOLE  268489 0 0
Heritage Commerce Corp COM     426927109    8240 1224441SH   SOLE 1224441 0 0
Heritage Oaks Bancorp  COM     42724R107    3881  680801SH   SOLE  680801 0 0
Hilltop Holdings Inc   COM     432748101    6237  462318SH   SOLE  462318 0 0
Johnson & Johnson      COM     478160104    3523   43210SH   SOLE   43210 0 0
Keycorp                COM     493267108    1357  140000SH   SOLE  140000 0 0
M/I Homes Inc          COM     55305B101    8496  347482SH   SOLE  347482 0 0
Market Vectors Jr Gold JR GOLD 57060U589    4279  255600SH   SOLE  255600 0 0
Meta Financial Group InCOM     59100U108    2338   85000SH   SOLE   85000 0 0
Metrocorp Bancshares InCOM     591650106    5876  582363SH   SOLE  582363 0 0
Murphy Oil Corp        COM     626717102    3531   55400SH   SOLE   55400 0 0
Northern Dynasty MineraCOM NEW 66510M204    2018  636504SH   SOLE  636504 0 0
Northrim Bancorp Inc   COM     666762109    1606   71034SH   SOLE   71034 0 0
Nvidia Corp            COM     67066G104    3427  267100SH   SOLE  267100 0 0
Oba Financial Services COM     67424G101    1991  104768SH   SOLE  104768 0 0
Ocean Shore Holding Co COM     67501R103    4417  294476SH   SOLE  294476 0 0
Ocwen Financial Corp   COM NEW 675746309    5796  152860SH   SOLE  152860 0 0
Omniamerican Bancorp InCOM     68216R107    7039  278445SH   SOLE  278445 0 0
Oritani Financial Corp COM     68633D103     620   40034SH   SOLE   40034 0 0
Pacific Premier BancorpCOM     69478X105    2573  195700SH   SOLE  195700 0 0
Pfizer Inc             COM     717081103    5019  173900SH   SOLE  173900 0 0
Progress Software Corp COM     743312100    3326  145670SH   SOLE  145670 0 0
Proshares Ultrashort 20PSHS UL 74347B201    2003   30480SH   SOLE   30480 0 0
Proshares Ultrashort EuULTRASH 74347W882    2308  115410SH   SOLE  115410 0 0
Proshares Ultrashort YeULTRASH 74347W569    3223   54630SH   SOLE   54630 0 0
Provident New York BancCOM     744028101    1471  162200SH   SOLE  162200 0 0
Qep Resources Inc      COM     74733V100    5085  159690SH   SOLE  159690 0 0
Schweitzer-Mauduit IntlCOM     808541106    4306  111170SH   SOLE  111170 0 0
Select Comfort CorporatCOM     81616X103    2924  147910SH   SOLE  147910 0 0
Simplicity Bancorp Inc COM     828867101    1928  128300SH   SOLE  128300 0 0
Southwest Bancorp Inc/OCOM     844767103    1838  146300SH   SOLE  146300 0 0
Sterling Bancorp-N Y   COM     859158107    1376  135438SH   SOLE  135438 0 0
Susser Holdings Corp   COM     869233106    4049   79229SH   SOLE   79229 0 0
Sws Group Inc          COM     78503N107     605  100000SH   SOLE  100000 0 0
True Religion Apparel ICOM     89784N104    4572  175110SH   SOLE  175110 0 0
Viewpoint Financial GroCOM     92672A101    8756  435385SH   SOLE  435385 0 0